iShares
®
Europe ETF
Schedule of Investments
(unaudited)
June 30, 2026
(Percentages shown are based on Net Assets)

Schedule of Investments
Security Shares Value
a
Common Stocks
Austria  —  0 .5%
BAWAG Group AG
(a)
....................... 8,827 $ 1,769,671
Erste Group Bank AG ...................... 37,421 5,008,348
OMV AG .............................. 16,724 1,050,962
Verbund AG ............................ 9,738 617,129
8,446,110
a
Belgium  —  1 .7%
Ageas SA/N.V. .......................... 17,083 1,366,823
Anheuser-Busch InBev SA/N.V. ............... 115,118 9,512,175
Argenx SE
(b)
............................ 7,222 6,693,809
Groupe Bruxelles Lambert N.V. ............... 8,596 783,780
KBC Group N.V. ......................... 29,120 3,977,258
Syensqo SA ............................ 7,840 579,663
UCB SA ............................... 14,137 4,232,208
27,145,716
a
Denmark  —  2 .6%
AP Moller - Maersk A.S. , Class A .............. 331 764,043
AP Moller - Maersk A.S. , Class B , NVS .......... 503 1,194,900
Carlsberg A.S. , Class B .................... 10,624 1,390,251
Coloplast A.S. , Class B ..................... 14,290 813,878
Danske Bank A.S. ........................ 76,359 4,093,039
DSV A.S. .............................. 22,876 5,443,419
Genmab A.S.
(b)
.......................... 7,437 2,038,870
Novo Nordisk A.S. , Class B .................. 370,101 17,774,811
Novonesis Novozymes B ................... 40,175 2,535,790
Orsted A.S.
(a) (b)
.......................... 55,204 1,240,965
Pandora A.S. ........................... 9,095 1,044,893
Tryg A.S. .............................. 36,389 828,323
Vestas Wind Systems A.S. .................. 115,460 3,269,062
42,432,244
a
Finland  —  1 .5%
Elisa OYJ .............................. 16,516 693,128
Fortum OYJ ............................ 51,613 1,194,040
Kesko OYJ , Class B ....................... 32,038 716,284
Kone OYJ , Class B ....................... 45,166 2,569,268
Metso OYJ ............................. 81,220 1,412,335
Neste OYJ ............................. 49,662 1,621,465
Nokia OYJ ............................. 628,038 8,375,654
Sampo OYJ , Class A ...................... 294,138 3,089,021
Stora Enso OYJ , Class R ................... 73,734 786,576
UPM-Kymmene OYJ ...................... 61,068 1,618,753
Wartsila OYJ Abp ......................... 56,010 2,139,143
24,215,667
a
France  —  15 .3%
Accor SA .............................. 24,091 1,397,396
Air Liquide SA ........................... 74,308 14,714,985
Airbus SE .............................. 72,245 16,073,910
Alstom SA
(b)
............................ 37,982 663,565
ArcelorMittal SA .......................... 49,631 2,992,402
Arkema SA ............................. 7,081 446,669
AXA SA ............................... 192,869 9,664,553
BNP Paribas SA ......................... 115,418 13,480,032
Bouygues SA ........................... 21,456 1,198,184
Bureau Veritas SA ........................ 39,930 1,223,007
Capgemini SE ........................... 17,513 1,758,174
Carrefour SA ............................ 63,525 1,179,339
Cie de Saint-Gobain SA .................... 53,207 4,824,937
Cie Generale des Etablissements Michelin SCA .... 79,938 3,088,027
Credit Agricole SA ........................ 130,891 2,632,620
Danone SA ............................. 75,197 6,146,475
Security Shares Value
a
France (continued)
Dassault Systemes SE ..................... 77,420 $ 1,579,155
Edenred SE ............................ 27,843 715,736
Eiffage SA ............................. 8,344 1,230,782
Engie SA .............................. 215,748 6,790,565
EssilorLuxottica SA ....................... 34,062 6,395,874
Eurofins Scientific SE ...................... 13,132 1,027,639
Euronext N.V.
(a)
.......................... 10,976 1,755,624
Gecina SA ............................. 5,895 495,310
Getlink SE ............................. 35,916 763,448
Hermes International SCA ................... 4,049 7,404,381
Kering SA .............................. 8,163 2,309,041
Legrand SA ............................ 30,547 5,176,015
L'Oreal SA ............................. 26,761 11,730,864
LVMH Moet Hennessy Louis Vuitton SE .......... 29,485 16,306,978
Orange SA ............................. 212,318 4,004,059
Pernod Ricard SA ........................ 22,898 1,664,405
Publicis Groupe SA ....................... 26,500 2,618,806
Renault SA ............................. 21,512 617,984
Safran SA .............................. 39,450 15,546,483
Sanofi SA .............................. 124,385 10,635,361
Sartorius Stedim Biotech .................... 3,119 646,734
Schneider Electric SE ...................... 63,252 20,697,677
Societe Generale SA ...................... 79,033 6,995,219
Sodexo SA ............................. 10,174 588,472
STMicroelectronics N.V.
(b)
................... 74,954 5,548,354
Thales SA .............................. 10,459 2,687,977
TotalEnergies SE ......................... 244,150 18,879,014
Unibail-Rodamco-Westfield
(b)
................. 13,963 1,634,049
Veolia Environnement SA ................... 78,126 3,255,607
Vinci SA ............................... 58,481 8,541,037
249,726,925
a
Germany  —  12 .8%
adidas AG ............................. 21,116 4,333,624
Allianz SE , Registered ..................... 44,355 20,995,347
BASF SE .............................. 104,024 5,560,402
Bayer AG , Registered ...................... 114,377 6,325,983
Bayerische Motoren Werke AG
(c)
.............. 30,406 1,996,114
Beiersdorf AG ........................... 10,520 906,020
Brenntag SE ............................ 14,690 893,259
Commerzbank AG
(c)
....................... 114,831 4,891,184
Continental AG .......................... 12,328 1,020,082
Daimler Truck Holding AG ................... 56,315 2,716,019
Delivery Hero SE , Class A
(a) (b) (c)
............... 25,036 1,024,543
Deutsche Bank AG , Registered ............... 223,648 7,574,284
Deutsche Boerse AG ...................... 21,774 5,938,852
Deutsche Post AG ........................ 106,574 6,479,319
Deutsche Telekom AG , Registered ............. 399,550 10,893,443
E.ON SE .............................. 257,489 5,294,976
Fresenius Medical Care AG .................. 23,969 1,085,095
Fresenius SE & Co. KGaA ................... 47,078 2,150,826
GEA Group AG .......................... 16,667 1,144,454
Hannover Rueck SE ....................... 7,102 1,966,800
Heidelberg Materials AG .................... 14,739 2,811,758
Henkel AG & Co. KGaA .................... 10,998 870,363
Infineon Technologies AG ................... 152,262 14,343,368
LEG Immobilien SE ....................... 8,504 537,122
Mercedes-Benz Group AG ................... 84,399 4,245,156
Merck KGaA
(c)
........................... 15,270 2,559,934
MTU Aero Engines AG ..................... 6,253 2,605,644
Muenchener Rueckversicherungs-Gesellschaft AG in
Muenchen , Registered ................... 14,804 8,267,447
QIAGEN N.V. ........................... 24,039 929,928
Rheinmetall AG .......................... 5,441 6,190,671

Schedule of Investments
(unaudited) (continued)
June 30, 2026
iShares
®
Europe ETF
(Percentages shown are based on Net Assets)

Security Shares Value
a
Germany (continued)
RWE AG .............................. 78,226 $ 5,058,876
SAP SE ............................... 118,543 18,273,184
Siemens AG , Registered .................... 83,882 26,968,649
Siemens Energy AG ....................... 84,185 16,049,153
Siemens Healthineers AG
(a)
.................. 35,097 1,368,873
Symrise AG , Class A ...................... 15,699 1,574,764
Volkswagen AG
(c)
......................... 3,325 274,110
Vonovia SE ............................. 97,630 2,408,480
Zalando SE
(a) (b)
.......................... 25,212 730,544
209,258,650
a
Ireland  —  0 .6%
AIB Group PLC .......................... 248,622 2,921,926
Bank of Ireland Group PLC .................. 110,987 2,211,190
Kerry Group PLC , Class A ................... 18,571 1,703,529
Kingspan Group PLC ...................... 17,361 1,587,671
Ryanair Holdings PLC ..................... 60,410 1,888,338
10,312,654
a
Italy  —  5 .3%
Banca Monte dei Paschi di Siena SpA ........... 252,199 3,134,183
Banco BPM SpA ......................... 175,457 3,034,066
BPER Banca SpA ........................ 175,414 2,755,946
Enel SpA .............................. 896,368 10,281,688
Eni SpA ............................... 233,009 5,466,774
Ferrari N.V. ............................. 14,317 5,321,560
FinecoBank Banca Fineco SpA ............... 72,533 1,823,768
Generali ............................... 121,776 5,936,931
Intesa Sanpaolo SpA ...................... 1,778,979 12,227,436
Leonardo SpA ........................... 46,377 2,489,996
Moncler SpA ............................ 25,810 1,502,071
Poste Italiane SpA ........................ 54,175 1,773,333
Prysmian SpA ........................... 34,555 5,817,095
Snam SpA ............................. 235,659 1,701,249
Stellantis N.V.
(b)
.......................... 239,445 1,367,787
Telecom Italia SpA
(b)
....................... 223,709 2,036,922
Tenaris SA ............................. 38,343 1,061,423
Terna - Rete Elettrica Nazionale ............... 161,708 1,888,275
UniCredit SpA ........................... 175,818 15,756,587
Unipol Assicurazioni SpA .................... 52,701 1,473,018
86,850,108
a
Netherlands  —  9 .2%
ABN AMRO Bank N.V., CVA ................. 65,643 2,791,916
Adyen N.V.
(a) (b)
........................... 3,647 3,421,314
Aegon Ltd. ............................. 127,671 1,086,530
Akzo Nobel N.V. ......................... 19,725 1,341,415
ASM International N.V. ..................... 5,412 6,223,698
ASML Holding N.V. ....................... 45,256 89,614,817
ASR Nederland N.V. ....................... 17,974 1,357,411
BE Semiconductor Industries N.V. ............. 8,652 2,857,341
DSM-Firmenich AG ....................... 29,325 2,783,451
EXOR N.V. ............................. 10,645 815,535
Heineken Holding N.V. ..................... 12,974 987,970
Heineken N.V. ........................... 32,070 2,692,679
IMCD N.V. ............................. 6,726 608,191
ING Groep N.V. .......................... 319,140 10,069,920
Koninklijke Ahold Delhaize N.V. ............... 103,829 4,178,325
Koninklijke KPN N.V. ...................... 444,082 2,193,221
Koninklijke Philips N.V. ..................... 89,325 2,429,162
Magnum Ice Cream Co. N.V. (The)
(b)
............ 55,735 970,271
NN Group N.V. .......................... 30,992 2,717,034
Prosus N.V.
(b)
........................... 154,926 6,732,092
Randstad N.V. ........................... 13,632 393,634
Security Shares Value
a
Netherlands (continued)
Universal Music Group N.V. .................. 121,759 $ 2,550,794
Wolters Kluwer N.V. ....................... 27,170 1,756,802
150,573,523
a
Norway  —  0 .9%
Aker BP ASA ............................ 35,209 1,074,213
DNB Bank ASA .......................... 98,280 2,926,016
Equinor ASA ............................ 97,833 3,085,005
Kongsberg Gruppen ASA ................... 51,331 1,546,905
Mowi ASA .............................. 53,031 979,649
Norsk Hydro ASA ......................... 151,717 1,372,853
Orkla ASA .............................. 85,853 902,628
Telenor ASA ............................ 73,024 1,046,098
Yara International ASA ..................... 18,865 829,641
13,763,008
a
Portugal  —  0 .2%
EDP SA ............................... 353,183 1,844,999
Galp Energia SGPS SA .................... 48,087 1,019,152
Jeronimo Martins SGPS SA .................. 31,381 601,011
3,465,162
a
Spain  —  6 .1%
ACS Actividades de Construccion y Servicios SA ... 24,102 3,544,361
Aena SME SA
(a)
.......................... 85,110 2,593,524
Amadeus IT Group SA ..................... 52,147 3,050,663
Banco Bilbao Vizcaya Argentaria SA ............ 656,890 16,538,387
Banco de Sabadell SA ..................... 589,982 2,090,565
Banco Santander SA ...................... 1,712,684 23,771,787
CaixaBank SA ........................... 441,944 6,261,536
Cellnex Telecom SA
(a) (b)
..................... 66,907 2,000,229
Enagas SA ............................. 27,104 525,235
Endesa SA ............................. 37,086 1,685,045
Ferrovial N.V. ........................... 56,051 3,841,766
Grifols SA .............................. 33,315 341,228
Iberdrola SA ............................ 724,889 18,042,179
Industria de Diseno Textil SA ................. 130,589 8,231,327
Naturgy Energy Group SA ................... 56,342 1,765,995
Redeia Corp. SA ......................... 51,048 867,325
Repsol SA ............................. 128,424 3,208,623
Telefonica SA ........................... 457,881 1,840,145
100,199,920
a
Sweden  —  5 .1%
AddTech AB , Class B ...................... 30,883 1,091,394
Alfa Laval AB ........................... 33,677 2,009,023
Assa Abloy AB , Class B .................... 114,812 4,056,403
Atlas Copco AB , Class A .................... 293,503 5,949,010
Atlas Copco AB , Class B .................... 181,646 3,220,228
Boliden AB ............................. 33,483 1,891,907
Epiroc AB , Class A ........................ 72,517 1,989,629
Epiroc AB , Class B ........................ 46,119 1,070,403
EQT AB ............................... 44,223 1,251,048
Essity AB , Class B ........................ 69,532 1,968,714
Evolution AB
(a) (b)
.......................... 16,632 1,141,700
Getinge AB , Class B ....................... 25,488 521,186
H & M Hennes & Mauritz AB , Class B ........... 54,763 942,024
Hexagon AB , Class B ...................... 244,735 2,024,778
Industrivarden AB , Class A .................. 14,190 796,115
Industrivarden AB , Class C .................. 20,007 1,098,753
Investor AB , Class B ....................... 212,315 8,821,926
Lifco AB , Class B ......................... 26,201 858,706
Nibe Industrier AB , Class B .................. 178,471 663,426
Nordea Bank Abp ........................ 399,161 7,565,320
Saab AB , Class B ........................ 37,099 1,934,133

iShares
®
Europe ETF
Schedule of Investments
(unaudited) (continued)
June 30, 2026
(Percentages shown are based on Net Assets)

Schedule of Investments
Security Shares Value
a
Sweden (continued)
Sandvik AB ............................. 123,662 $ 5,106,641
Skandinaviska Enskilda Banken AB , Class A ...... 176,041 3,505,155
Skanska AB , Class B ...................... 42,290 1,131,335
SKF AB , Class B ......................... 38,479 988,402
SSAB AB , Class B ........................ 69,179 639,713
Svenska Cellulosa AB SCA , Class B ............ 65,878 673,738
Svenska Handelsbanken AB , Class A ........... 179,356 2,639,277
Swedbank AB , Class A ..................... 105,083 3,925,465
Tele2 AB , Class B ........................ 65,792 1,144,912
Telefonaktiebolaget LM Ericsson , Class B ........ 337,776 3,788,054
Telia Co. AB ............................ 267,232 1,301,644
Trelleborg AB , Class B ..................... 20,273 844,652
Volvo AB , Class B ........................ 184,270 6,268,080
82,822,894
a
Switzerland  —  14 .5%
ABB Ltd. , Registered ...................... 180,104 19,591,576
Adecco Group AG , Registered ................ 21,216 391,490
Alcon AG .............................. 57,904 3,904,462
Barry Callebaut AG , Registered ............... 442 611,197
Chocoladefabriken Lindt & Spruengli AG , Participation
Certificates , NVS ....................... 115 1,335,927
Chocoladefabriken Lindt & Spruengli AG , Registered . 13 1,544,555
Cie Financiere Richemont SA , Class A, Registered .. 62,679 14,468,092
Galderma Group AG
(b)
..................... 21,302 4,845,085
Geberit AG , Registered ..................... 3,635 2,425,695
Givaudan SA , Registered ................... 947 4,005,580
Helvetia Baloise Holding AG ................. 8,964 2,311,798
Holcim AG
(b)
............................ 58,936 5,313,827
Julius Baer Group Ltd. ..................... 23,974 2,071,351
Kuehne + Nagel International AG , Registered ...... 6,173 1,497,827
Logitech International SA , Registered ........... 16,782 1,574,294
Lonza Group AG , Registered ................. 8,172 5,512,865
Nestle SA , Registered ..................... 300,406 30,811,183
Novartis AG , Registered .................... 213,523 33,372,002
Partners Group Holding AG .................. 2,547 2,086,207
Roche Holding AG , Bearer .................. 3,306 1,385,078
Roche Holding AG , NVS .................... 81,915 33,674,131
Sandoz Group AG ........................ 51,170 4,623,413
Schindler Holding AG , Participation Certificates , NVS 4,645 1,539,801
Schindler Holding AG , Registered .............. 2,449 778,505
SGS SA , Registered ....................... 18,932 2,195,411
SIG Group AG
(b)
.......................... 38,484 643,858
Sika AG , Registered ....................... 18,586 3,832,728
Sonova Holding AG , Registered ............... 5,712 1,355,703
Straumann Holding AG , Registered ............. 13,000 1,708,822
Swatch Group AG (The) , Bearer ............... 3,492 853,404
Swatch Group AG (The) , Registered ............ 6,300 305,852
Swiss Life Holding AG , Registered ............. 3,317 3,646,276
Swiss Prime Site AG , Registered .............. 9,282 1,514,602
Swiss Re AG ............................ 34,763 5,525,575
Swisscom AG , Registered ................... 2,968 2,289,295
Temenos AG , Registered ................... 6,373 521,375
UBS Group AG , Registered .................. 347,776 17,236,165
VAT Group AG
(a)
......................... 3,171 2,780,714
Zurich Insurance Group AG .................. 17,807 13,170,637
237,256,358
a
United Kingdom  —  22 .7%
3i Group PLC ........................... 119,584 3,932,385
Aberdeen Group PLC ...................... 210,701 665,909
Admiral Group PLC ....................... 30,857 1,457,336
Anglo American PLC ...................... 136,219 6,681,874
Antofagasta PLC ......................... 40,601 2,060,628
Associated British Foods PLC ................ 32,858 863,789
Security Shares Value
a
United Kingdom (continued)
AstraZeneca PLC ........................ 180,837 $ 33,763,027
Autotrader Group PLC
(a)
.................... 99,133 656,441
Aviva PLC ............................. 355,426 3,064,406
BAE Systems PLC ........................ 347,484 8,515,661
Barclays PLC ........................... 1,603,468 10,744,839
Barratt Redrow PLC ....................... 160,867 599,931
Berkeley Group Holdings PLC
(b)
............... 11,474 532,205
BP PLC ............................... 1,822,958 11,236,241
British American Tobacco PLC ................ 230,421 14,259,136
British Land Co. PLC (The) .................. 117,281 642,581
BT Group PLC .......................... 661,788 1,669,543
Bunzl PLC ............................. 37,296 1,301,585
Burberry Group PLC
(b)
..................... 43,470 614,114
Centrica PLC ........................... 541,989 1,228,277
Coca-Cola HBC AG , Class DI
(b)
............... 22,772 1,484,412
Compass Group PLC ...................... 197,722 6,388,266
Croda International PLC .................... 15,663 628,177
DCC PLC .............................. 9,725 804,895
Diageo PLC ............................ 259,029 5,216,867
Diploma PLC ........................... 15,741 1,487,876
Endeavour Mining PLC ..................... 21,580 1,057,010
Entain PLC ............................. 74,663 553,274
Experian PLC ........................... 105,718 3,563,076
Glencore PLC
(b)
.......................... 1,106,609 7,545,326
GSK PLC .............................. 474,548 12,458,250
Haleon PLC ............................ 1,028,600 4,739,939
Halma PLC ............................. 44,233 2,311,987
HSBC Holdings PLC ...................... 1,996,305 37,748,707
ICG PLC .............................. 34,646 776,527
IMI PLC ............................... 28,913 1,139,005
Imperial Brands PLC ...................... 86,933 3,212,943
Informa PLC ............................ 149,094 1,788,765
InterContinental Hotels Group PLC ............. 17,522 3,011,727
Intertek Group PLC ....................... 17,536 1,349,886
J Sainsbury PLC ......................... 198,465 842,208
Johnson Matthey PLC ..................... 19,918 500,184
Kingfisher PLC .......................... 215,218 808,072
Land Securities Group PLC .................. 84,871 731,175
Legal & General Group PLC ................. 668,221 2,533,471
Lloyds Banking Group PLC .................. 6,865,873 10,048,396
London Stock Exchange Group PLC ............ 51,623 5,581,249
M&G PLC .............................. 262,955 1,173,134
Marks & Spencer Group PLC ................. 245,071 1,209,753
Melrose Industries PLC ..................... 138,345 872,355
Mondi PLC ............................. 51,401 466,653
National Grid PLC ........................ 575,653 9,494,661
NatWest Group PLC ....................... 927,650 8,185,536
Next PLC .............................. 13,155 2,538,162
Pearson PLC ........................... 75,433 1,198,732
Persimmon PLC ......................... 39,731 553,950
Prudential PLC .......................... 293,910 3,903,715
Reckitt Benckiser Group PLC ................. 74,808 4,872,511
RELX PLC ............................. 211,045 6,670,037
Rentokil Initial PLC ........................ 276,051 1,569,893
Rightmove PLC .......................... 89,183 518,796
Rio Tinto PLC ........................... 124,193 11,749,249
Rolls-Royce Holdings PLC .................. 978,593 18,759,273
Sage Group PLC (The) ..................... 109,773 1,190,934
Schroders PLC .......................... 101,732 792,956
Segro PLC ............................. 154,730 1,794,961
Severn Trent PLC ........................ 31,384 1,228,656
Shell PLC .............................. 652,795 25,364,336
Smith & Nephew PLC ...................... 100,741 1,455,928
Smiths Group PLC ........................ 36,322 1,233,848

Schedule of Investments
(unaudited) (continued)
June 30, 2026
iShares
®
Europe ETF
(Percentages shown are based on Net Assets)

Security Shares Value
a
United Kingdom (continued)
Spirax Group PLC ........................ 8,496 $ 770,788
SSE PLC .............................. 141,291 4,558,405
St. James's Place PLC ..................... 61,239 984,635
Standard Chartered PLC .................... 213,188 5,765,147
Standard Life PLC ........................ 92,742 1,025,218
Taylor Wimpey PLC ....................... 405,108 433,512
Tesco PLC ............................. 746,046 4,547,968
Unilever PLC ........................... 252,992 15,196,615
United Utilities Group PLC ................... 85,770 1,488,282
Vodafone Group PLC ...................... 2,271,776 3,006,836
Weir Group PLC (The) ..................... 30,753 980,928
Whitbread PLC .......................... 20,220 640,171
Wise Group PLC , Class A
(b)
.................. 79,052 947,634
WPP PLC .............................. 120,540 373,896
370,319,642
a
Total Common Stocks — 99.0%
(Cost: $ 1,354,196,659 ) ............................... 1,616,788,581
a
Preferred Stocks
Germany  —  0 .4%
Bayerische Motoren Werke AG , Preference Shares ,
NVS ................................ 6,705 441,472
Dr Ing hc F Porsche AG , Preference Shares , NVS
(c)
.. 12,563 627,193
Henkel AG & Co. KGaA , Preference Shares , NVS ... 18,779 1,579,307
Porsche Automobil Holding SE , Preference Shares ,
NVS ................................ 18,014 556,409
Sartorius AG , Preference Shares , NVS
(c)
......... 3,041 797,802
Volkswagen AG , Preference Shares , NVS ........ 23,631 1,895,709
a
Total Preferred Stocks — 0.4%
(Cost: $ 12,791,924 ) ................................. 5,897,892
Security Shares Value
a
Rights
Spain  —  0 .0%
ACS Actividades de Construccion y Servicios SA
(Expires 07/13/26 )
(b)
..................... 24,102 $ 50,589
a
Total Rights — 0.0%
(Cost: $ 51,383 ) .................................... 50,589
a
Total Long-Term Investments — 99.4%
(Cost: $ 1,367,039,966 ) ............................... 1,622,737,062
a
Short-Term Securities
Money Market Funds  —  0 .5%
BlackRock Cash Funds: Institutional, SL Agency
Shares , 3.82%
(d) (e) (f)
...................... 8,128,319 8,130,758
BlackRock Cash Funds: Treasury, SL Agency Shares ,
3.62%
(d) (e)
............................ 1,026,491 1,026,491
a
Total Short-Term Securities — 0.5%
(Cost: $ 9,156,528 ) .................................. 9,157,249
Total Investments —  99.9%
(Cost: $ 1,376,196,494 ) ............................... 1,631,894,311
Other Assets Less Liabilities — 0 .1% ...................... 1,801,228
Net Assets — 100.0% ................................. $ 1,633,695,539
(a)
Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.
(b)
Non-income producing security.
(c)
All or a portion of this security is on loan.
(d)
Affiliate of the Fund.
(e)
Annualized 7-day yield as of period end.
(f)
All or a portion of this security was purchased with the cash collateral from loaned securities.
Affiliates
Investments in issuers considered to be affiliate(s) of the Fund during the period ended June 30, 2026 for purposes of Section 2(a)(3) of the Investment Company Act of
1940, as amended, were as follows:
Affiliated Issuer
Value at
03/31/26
Purchases
at Cost
Proceeds
from Sale s
Net Realized
Gain (Loss)
Change in
Unrealized
Appreciation
(Depreciation)
Value at
06/30/26
  Shares
Held at
06/30/26 Income
  Capital
Gain
Distributions
from
Underlying
Funds
BlackRock
Cash Funds:
Institutional, SL
Agency Shares . $ 1,371,421  $ 6,758,335
(a)
$ —  $ 163  $ 839  $ 8,130,758  8,128,319  $ 49,235
(b)
$ —
BlackRock Cash
Funds: Treasury,
SL Agency Shares 1,600,763  —  (574,272)
(a)
—  —  1,026,491  1,026,491  11,481  —
$ —  $ 163  $ 839
$ 9,157,249
$ 60,716  $ —
(a)
Represents net amount purchased (sold).
(b)
All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of collateral investment fees, and other payments to and from borrowers of securities.

iShares
®
Europe ETF
Schedule of Investments
(unaudited) (continued)
June 30, 2026

Schedule of Investments
Derivative Financial Instruments Outstanding as of Period End
Fair Value Hierarchy as of Period End
Various inputs are used in determining the fair value of financial instruments at the measurement date. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:
Level 1 – Unadjusted price quotations in active markets/exchanges that the Fund has the ability to access for identical assets or liabilities;
Level 2 – Inputs other than quoted prices included within Level 1 that are observable for the asset or liability, either directly or indirectly; and
Level 3 – Inputs that are unobservable and significant to the entire fair value measurement for the asset or liability (including the Valuation Committee’s assumptions used in determining the fair value of financial instruments).
The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.
The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds that may not have a secondary market and/or may have a limited number of investors. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of financial instruments, refer to its most recent financial statements.
The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.
Futures Contracts
Description
Number of
Contracts
Expiration
Date
Notional
Amount
(000)
Value/
Unrealized
Appreciation
(Depreciation)
Long Contracts
Euro STOXX 50 Index .................................................................. 89 09/18/26 $ 6,464 $ 49,827
FTSE 100 Index ...................................................................... 31 09/18/26 4,329 23,775
$ 73,602
Level 1 Level 2 Level 3 Total
Assets
Investments
Long-Term Investments
Common Stocks ......................................... $ 15,534,399  $ 1,601,254,182  $ —  $ 1,616,788,581
Preferred Stocks ......................................... —  5,897,892  —  5,897,892
Rights ................................................ 50,589  —  —  50,589
Short-Term Securities
Money Market Funds ...................................... 9,157,249  —  —  9,157,249
$ 24,742,237  $ 1,607,152,074  $ —  $ 1,631,894,311
Derivative Financial Instruments
(a)
Assets
Equity Contracts ........................................... $ 73,602  $ —  $ —  $ 73,602
(a)
Derivative financial instruments are futures contracts. Futures contracts are valued at the unrealized appreciation (depreciation) on the instrument.
Portfolio Abbreviation
NVS Non-Voting Shares